Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 59,928
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	23,886
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	35,438
Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	604
Long-term debt [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	38,588
Long-term debt [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,698
Long-term debt [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	34,296
Long-term debt [member] | Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	594
Line of credit [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,000
Line of credit [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,000
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	14,601
Trade payables [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	14,601
Accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,509
Accrued liabilities [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,509
Obligation under capital lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	180
Obligation under capital lease [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	78
Obligation under capital lease [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	92
Obligation under capital lease [member] | Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	10
Other liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,050
Other liabilities [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 1,050